Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Total Related Parties	¥ 35,991,345	$ 5,081,585	¥ 42,421,345	¥ 87,136,490
Related party loan – current			42,421,345	20,000,000
Related party loan – non-current	35,991,345			67,136,490	$ 5,081,585
Yang Cui [Member]
Related Party Transaction [Line Items]
Total Related Parties				16,100,000
Relationship	Executive director of Shenzhen Yiyun	Executive director of Shenzhen Yiyun
Shanghai Junei Internet Co. [Member]
Related Party Transaction [Line Items]
Total Related Parties	¥ 35,991,345	$ 5,081,585	¥ 42,421,345	¥ 71,036,490
Relationship	Under common control of Jie Zhao	Under common control of Jie Zhao